Commitments And Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies (Textual)
Company leases remaining term	4 years
Lease expiration description	The Company leases office space that has a remaining term of 4 years and expired November 30, 2018 which had been canceled in 2014.
Lease expiration date	Nov. 30, 2018
Net rental expense relating to operating leases	$ 41,314	$ 26,331	$ 24,749
Rent expense	$ 3,250